COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future payments under operating leases for the entity's continuing operations
We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2016	$5,224
2017	4,815
2018	3,735
2019	3,099
2020	2,527
Subsequent years	1,978
$21,378

Schedule of the changes in the liability for product warranties

	2015	2014
Balance, beginning of year	$5,951	$5,861
Provisions	4,180	5,260
Expenditures	(2,769)	(5,310)
Liabilities from acquisition of In Motion	—	140
Balance, end of year	$7,362	$5,951